Investments (Details) - Schedule of short-term investments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	$ 6,687
Fair value	6,687
Amortized cost	55,552
Gross unrealized gains	28
Gross unrealized losses	(314)
Fair value	55,266
Amortized cost	18,394	$ 35,592
Fair value	18,394	35,592
Money Market Funds [Member]
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	6,189
Fair value	6,189
Treasury bills [Member]
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	498
Fair value	498
Amortized cost	4,992
Gross unrealized losses	(5)
Fair value	4,987
Corporate Bond Securities [Member]
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	21,946
Gross unrealized losses	(212)
Fair value	21,734
Agency bond [Member]
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	11,725
Gross unrealized gains	23
Gross unrealized losses	(50)
Fair value	11,698
US Government [Member]
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	10,172
Gross unrealized gains	5
Gross unrealized losses	(44)
Fair value	10,133
Municipality [Member]
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	2,125
Gross unrealized losses	(3)
Fair value	2,122
Commercial Paper [Member]
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	4,592
Fair value	4,592
Short term deposit [Member]
Investments (Details) - Schedule of short-term investments [Line Items]
Amortized cost	18,394	35,592
Fair value	$ 18,394	$ 35,592